Note 8 - Income Taxes (Details) (USD $)	12 Months Ended	3 Months Ended
	Dec. 31, 2014	Mar. 31, 2015	Dec. 31, 2013
Note 8 - Income Taxes (Details) [Line Items]
Deferred Tax Liabilities, Undistributed Foreign Earnings Reduction	$ 0
Deferred Tax Liability Not Recognized, Amount of Unrecognized Deferred Tax Liability, Undistributed Earnings of Foreign Subsidiaries	264,000,000
Deferred Tax Liabilities, Undistributed Foreign Earnings	43,500,000
Deferred Tax Assets, Valuation Allowance	19,700,000		15,800,000
Deferred Tax Assets, Operating Loss Carryforwards, Domestic	314,000,000
Deferred Tax Assets, Tax Credit Carryforwards, Foreign	27,200,000
Deferred Tax Assets, Tax Credit Carryforwards, Research	7,700,000
Deferred Tax Assets, Tax Credit Carryforwards, Alternative Minimum Tax	2,100,000
Deferred Tax Assets, Operating Loss Carryforwards, State and Local	2,300,000
Tax Credit Carry Forward Period	10 years
Unrecognized Tax Benefits	27,700,000
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	17,600,000
Tax Adjustments, Settlements, and Unusual Provisions	300,000
Unrecognized Tax Benefits, Reduction Resulting from Lapse of Applicable Statute of Limitations	3,500,000
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	4,700,000		4,200,000
Scenario, Forecast [Member]
Note 8 - Income Taxes (Details) [Line Items]
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount		27,200,000
State and Local Jurisdiction [Member]
Note 8 - Income Taxes (Details) [Line Items]
Deferred Tax Assets, Valuation Allowance	1,200,000
Deferred Tax Assets, Operating Loss Carryforwards, Foreign	13,000,000
Deferred Tax Assets, Gross	14,600,000
Foreign Tax Authority [Member]
Note 8 - Income Taxes (Details) [Line Items]
Deferred Tax Assets, Gross	3,000,000
Tax Credit Carryforward, Valuation Allowance	2,300,000
State Income Taxes [Member]
Note 8 - Income Taxes (Details) [Line Items]
Deferred Tax Assets, Valuation Allowance	14,600,000
Foreign Net Operating Loss Carry Forwards [Member]
Note 8 - Income Taxes (Details) [Line Items]
Deferred Tax Assets, Valuation Allowance	$ 1,600,000
Earliest Tax Year [Member] | Internal Revenue Service (IRS) [Member]
Note 8 - Income Taxes (Details) [Line Items]
Open Tax Year	2011
Earliest Tax Year [Member] | Her Majesty's Revenue and Customs (HMRC) [Member]
Note 8 - Income Taxes (Details) [Line Items]
Open Tax Year	2008
Latest Tax Year [Member] | Internal Revenue Service (IRS) [Member]
Note 8 - Income Taxes (Details) [Line Items]
Open Tax Year	2014
Tax Year 2009 [Member] | Her Majesty's Revenue and Customs (HMRC) [Member]
Note 8 - Income Taxes (Details) [Line Items]
Income Tax Examination, Year under Examination	2009
Tax Year 2011 [Member] | Her Majesty's Revenue and Customs (HMRC) [Member]
Note 8 - Income Taxes (Details) [Line Items]
Income Tax Examination, Year under Examination	2011
Tax Year 2008 [Member] | Subsidiaries [Member]
Note 8 - Income Taxes (Details) [Line Items]
Open Tax Year	2008